Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plazas, Suite 2500
Houston, TX 77046-1173
713 626 1919
www.invesco.com/us
November 09, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Investment Funds (Invesco Investment Funds) CIK No. 0000826644
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Investment Funds (Invesco Investment Funds) (the “Fund”) that the Prospectus and Statement of Additional Information relating to the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, as applicable of Invesco Health Sciences Fund and Invesco Commodities Strategy Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 104 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 104 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on November 8, 2010.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1968.
Sincerely,
/s/ Stephen Rimes
Stephen Rimes
Counsel